UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

Freedom Day Dividend ETF

Semi-Annual Report

March 31, 2023

FREEDOM DAY DIVIDEND ETF

i

FREEDOM DAY DIVIDEND ETF

Tabular Presentation of Schedule of Investments

As of March 31, 2023 (Unaudited)

Sector[1]	% Net Assets
Health Care	17.2%
Energy	14.4%
Financials	14.1%
Consumer Discretionary	14.0%
Consumer Staples	12.0%
Information Technology	9.8%
Industrials	8.2%
Materials	5.7%
Real Estate	2.2%
Communication Services	2.2%
Other[2]	0.2%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Freedom Day Dividend ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 97.6%
Aerospace & Defense - 2.3%
2,954	Lockheed Martin Corp.	$1,396,444

Asset Management & Custody Banks - 3.0%
1,454	BlackRock, Inc.	972,900
7,614	T. Rowe Price Group, Inc.	859,621
		1,832,521
Biotechnology - 4.0%
8,245	AbbVie, Inc.	1,314,006
4,589	Amgen, Inc.	1,109,391
		2,423,397
Broadcasting - 2.2%
7,681	Nexstar Media Group, Inc.	1,326,201

Building Products - 2.1%
27,554	Carrier Global Corp.	1,260,595

Commercial & Residential Mortgage Finance - 2.4%
10,693	Federal Agricultural Mortgage Corp. - Class C	1,424,201

Commodity Chemicals - 1.9%
11,957	LyondellBasell Industries N.V. - Class A ADR (a)	1,122,643

Computer & Electronics Retail - 1.7%
13,205	Best Buy Co., Inc.	1,033,555

Consumer Staples Merchandise Retail - 1.6%
5,685	Target Corp.	941,606

Copper - 2.1%
31,481	Freeport-McMoRan, Inc.	1,287,888

Diversified Banks - 1.8%
17,985	Toronto-Dominion Bank ADR (a)	1,077,301

Diversified Metals & Mining - 1.7%
15,947	BHP Group Ltd. ADR (a)	1,011,199

Food Retail - 2.1%
25,826	Kroger Co.	1,275,030

Health Care Services - 3.8%
4,272	Cigna Group	1,091,624
8,347	Quest Diagnostics, Inc.	1,180,933
		2,272,557
Home Improvement Retail - 3.6%
3,413	Home Depot, Inc.	1,007,245
5,913	Lowe’s Cos., Inc.	1,182,423
		2,189,668

The accompanying notes are an integral part of these financial statements.

Freedom Day Dividend ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Homefurnishing Retail - 1.7%
8,529	Williams-Sonoma, Inc.	$1,037,638

Household Appliances - 1.3%
6,131	Whirlpool Corp.	809,415

Household Products - 1.7%
6,698	Procter & Gamble Co.	995,926

Human Resource & Employment Services - 1.9%
5,150	Automatic Data Processing, Inc.	1,146,544

Industrial Machinery & Supplies & Components - 1.9%
15,341	Mueller Industries, Inc.	1,127,257

Investment Banking & Brokerage - 3.8%
33,444	Jefferies Financial Group, Inc.	1,061,512
13,886	Morgan Stanley	1,219,191
		2,280,703
Leisure Products - 1.6%
17,152	Sturm Ruger & Co., Inc.	985,211

Life & Health Insurance - 0.1%
1,608	F&G Annuities & Life, Inc.	29,137

Managed Health Care - 2.0%
2,551	UnitedHealth Group, Inc.	1,205,577

Oil & Gas Exploration & Production - 8.8%
21,662	Canadian Natural Resources Ltd. ADR (a)	1,198,992
10,176	ConocoPhillips	1,009,561
17,305	EOG Resources, Inc.	1,983,672
5,233	Pioneer Natural Resources Co.	1,068,788
3,688	Vitesse Energy, Inc.	70,183
		5,331,196
Oil & Gas Refining & Marketing - 1.4%
6,444	Marathon Petroleum Corp.	868,844

Oil & Gas Storage & Transportation - 4.2%
52,141	Enterprise Products Partners LP	1,350,452
39,950	Williams Cos., Inc.	1,192,907
		2,543,359
Other Specialty Retail - 4.1%
8,401	Dick’s Sporting Goods, Inc.	1,192,018
5,379	Tractor Supply Co.	1,264,280
		2,456,298
Packaged Foods & Meats - 2.2%
19,322	Mondelez International, Inc. - Class A	1,347,130

The accompanying notes are an integral part of these financial statements.

Freedom Day Dividend ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Pharmaceuticals - 7.4%
16,852	Bristol-Myers Squibb Co.	$1,168,012
6,784	Eli Lilly & Co.	2,329,761
24,332	Pfizer, Inc.	992,746
		4,490,519
Property & Casualty Insurance - 3.0%
12,645	Progressive Corp.	1,808,994

Semiconductor Materials & Equipment - 1.9%
1,684	ASML Holding N.V. (a)	1,146,316

Semiconductors - 6.1%
2,256	Broadcom, Inc.	1,447,314
8,507	Qualcomm, Inc.	1,085,323
6,191	Texas Instruments, Inc.	1,151,588
		3,684,225
Soft Drinks & Non-alcoholic Beverages - 2.4%
8,038	PepsiCo, Inc.	1,465,327

Technology Hardware, Storage & Peripherals - 1.8%
37,416	HP, Inc.	1,098,160

Tobacco - 2.0%
12,460	Philip Morris International, Inc.	1,211,735

	TOTAL COMMON STOCKS (Cost $57,007,229)	58,944,317

REAL ESTATE INVESTMENT TRUSTS - 2.2%
Retail REITs - 2.2%
29,516	National Retail Properties, Inc.	1,303,131
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,304,442)	1,303,131

MONEY MARKET FUNDS - 0.1%
73,753	First American Government Obligations Fund - Class X, 4.64% (b)	73,753
	TOTAL MONEY MARKET FUNDS (Cost $73,753)	73,753

	TOTAL INVESTMENTS (Cost $58,385,424) - 99.9%	60,321,201
	Other Assets in Excess of Liabilities - 0.1%	55,062
	TOTAL NET ASSETS - 100.0%	$60,376,263

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Foreign issued security.
(b)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

FREEDOM DAY DIVIDEND ETF

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2023 (Unaudited)

Freedom Day Dividend ETF
Assets:
Investments in securities, at value	$60,321,201
Dividends and interest receivable	74,644
Cash	15
Total assets	60,395,860
Liabilities:
Accrued investment advisory fees	19,597
Total liabilities	19,597
Net Assets	$60,376,263

Net Assets Consist of:
Paid-in capital	$62,043,906
Total distributable earnings (accumulated deficit)	(1,667,643)
Net Assets:	$60,376,263

Calculation of Net Asset Value Per Share:
Net Assets	$60,376,263
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,420,000
Net Asset Value per Share	$24.95

Cost of Investments in Securities	$58,385,424

The accompanying notes are an integral part of these financial statements.

FREEDOM DAY DIVIDEND ETF

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

Freedom Day Dividend ETF
Investment Income:
Dividend income (net of foreign withholding tax of $8,129)	$1,001,063
Interest income	3,557
Total investment income	1,004,620

Expenses:
Investment advisory fees	107,561
Net expenses	107,561

Net Investment Income	897,059

Realized and Unrealized Gain on Investments:
Net realized loss on:
Investments	(999,381)
Foreign currency	(130)
(999,511)
Net change in unrealized appreciation on:
Investments	5,027,585
5,027,585
Net realized and unrealized gain on investments:	4,028,074
Net Increase in Net Assets Resulting from Operations	$4,925,133

The accompanying notes are an integral part of these financial statements.

FREEDOM DAY DIVIDEND ETF

STATEMENT OF CHANGES IN NET ASSETS

	Freedom Day Dividend ETF
	For the Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$897,059	$1,064,941
Net realized loss on investments	(999,511)	(1,857,373)
Net change in unrealized appreciation/(depreciation) on investments	5,027,585	(2,517,035)
Net increase (decrease) in net assets resulting from operations	4,925,133	(3,309,467)

Distributions to Shareholders:
Net investment income	(977,029)	(1,019,538)
Total distributions to shareholders	(977,029)	(1,019,538)

Capital Share Transactions:
Proceeds from shares sold	13,678,665	23,851,458
Payments for shares redeemed	-	(4,193,607)
Net increase in net assets derived from net change in capital share transactions	13,678,665	19,657,851
Net Increase in Net Assets	17,626,769	15,328,846
Net Assets:
Beginning of period	42,749,494	27,420,648
End of period	$60,376,263	$42,749,494

Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,880,000	1,110,000
Shares sold	540,000	930,000
Shares repurchased	-	(160,000)
Shares outstanding, end of period	2,420,000	1,880,000

The accompanying notes are an integral part of these financial statements.

FREEDOM DAY DIVIDEND ETF

FINANCIAL HIGHLIGHTS

For the Period Ended March 31, 2023 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses (3)(4)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Freedom Day Dividend ETF
Six Months Ended March 31, 2023 (Unaudited)	$22.74	0.41	2.23	2.64	(0.43)	(0.43)	$24.95	11.59%	$60,376	0.39%	3.25%	17%
Year Ended September 30, 2022	$24.70	0.73	(2.02)	(1.29)	(0.67)	(0.67)	$22.74	(5.53%)	$42,749	0.39%	2.82%	42%
May 5, 2021(6) to September 30, 2021	$25.00	0.23	(0.40)	(0.17)	(0.13)	(0.13)	$24.70	(0.69%)	$27,421	0.39%	2.22%	15%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2023 (UNAUDITED)

NOTE 1 – ORGANIZATION

Freedom Day Dividend ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on May 5, 2021. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek dividend growth.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities that the Sub-Adviser (Freedom Day Solutions, LLC) believes have the potential to provide rising dividend income streams to the Fund over time.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Freedom Day Dividend ETF
Assets*
Common Stocks	$58,944,317	$-	$-	$58,944,317
Real Estate Invesment Trusts	1,303,131	-	-	1,303,131
Money Market Funds	73,753	-	-	73,753
Total Investments in Securities	$60,321,201	$-	$-	$60,321,201

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2023, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Fund’s Statement of Operations. During the fiscal period ended March 31, 2023, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for the Fund are declared and paid on a quarterly basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. No reclassifications were made for the fiscal period ended March 31, 2023.

NOTE 3 – RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Freedom Day Solutions, LLC, serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on March 27, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.39% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration is included within this semi-annual report dated March 31, 2023.

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. There was no interest income earned in the fiscal period.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2023, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Freedom Day Dividend ETF	$9,706,767	$9,506,017

For the fiscal period ended March 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Freedom Day Dividend ETF	$13,446,036	$-

For the fiscal period ended March 31, 2023, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Freedom Day Dividend ETF	$(448)	$-

There were no purchases or sales of U.S. Government securities during the fiscal period.

FREEDOM DAY DIVIDEND ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2023 were as follows:

Freedom Day Dividend ETF
Tax cost of Investments	$45,996,968
Gross tax unrealized appreciation	1,639,463
Gross tax unrealized depreciation	(4,830,552)
Net tax unrealized appreciation	$(3,191,089)
Undistributed ordinary income	90,941
Undistributed long-term gain	-
Total distributable earnings	90,941
Other accumulated (loss)	(2,515,599)
Total accumulated (loss)	$(5,615,747)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended September 30, 2022, the Fund did not defer any qualified late year losses.

At September 30, 2022, the Fund had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Freedom Day Dividend ETF	$(2,169,887)	$(345,712)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal periods ended March 31, 2023, and September 30, 2022, were as follows:

	Fiscal Period Ended March 31, 2023	Fiscal Year Ended September 30, 2022
	Ordinary Income	Ordinary Income
Freedom Day Dividend ETF	$977,029	$1,019,538

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements.

FREEDOM DAY DIVIDEND ETF

EXPENSE EXAMPLE

MARCH 31, 2023 (UNAUDITED)

As a shareholder of the Freedom Day Dividend ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2022 to March 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period October 1, 2022 to March 31, 2023
Freedom Day Dividend ETF[1]
Actual	0.39%	$1,000.00	$1,115.90	$2.06
Hypothetical (5% annual return before expenses)	0.39%	1,000.00	1,022.99	1.97

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

FREEDOM DAY DIVIDEND ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the July 26, 2022, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

FREEDOM DAY DIVIDEND ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	36	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of the Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	36	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	36	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	36	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

FREEDOM DAY DIVIDEND ETF

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 – present).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021 – present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Compliance (2015 – 2021).
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Managing Member, EA Advisers (2014 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2014 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jackson Hart Born: 1979	Assistant Secretary	Since 2023	Senior Director – Legal, EA Advisers (2023 – present); Investment Management Paralegal, Stradley Ronon Stevens & Young (2019 – 2023); Senior Paralegal, Oppenheimer Funds, Inc. (2015 – 2019).
Brian Massaro Born: 1997	Assistant Treasurer	Since 2023	Assistant Operating Officer, EA Advisers (2022 – present); Mutual Fund Administrator, U.S. Bank Global Fund Services (2019 – 2022).

FREEDOM DAY DIVIDEND ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://freedomdaydividend.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://freedomdaydividend.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://freedomdaydividend.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

Freedom Day Solutions, LLC

8401 Westview Drive

Houston, Texas 77055

Index Provider

Solactive AG

Platz der Einheit 1

Frankfurt, Germany 60327

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, Colorado 80237

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Freedom Day Dividend ETF

Symbol – MBOX

CUSIP – 02072L847

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	June 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	June 6, 2023

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	June 6, 2023